Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions					12 Months Ended
	Apr. 21, 2023	Mar. 23, 2023	Mar. 14, 2023	Mar. 09, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 30, 2023	Mar. 17, 2023	Mar. 03, 2023	Feb. 03, 2023
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities					$ 2,006	$ 3,960	$ 4,210
Potential Ordinary Share Transactions And Delisting [Member] | CEMEX Latam Holdings, S.A [member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership Percentage										88.40%
Non adjusting event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount redemption	$ 993
Threshold limit of resources approved		$ 500
Non adjusting event [Member] | Shares Repurchase Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased		662,000,000
Non adjusting event [Member] | Subordinated Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate			9.125%	9.125%
Borrowings maturity			no	no
Proceeds from borrowings, classified as financing activities			$ 993
Notional amount			$ 1,000	$ 1,000
Authorization Received From Colombian Finance Superintendency To Launch A Delisting Offer [Member] | CEMEX Espana SA [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of outstanding shares to be acquired											4.69%
Repayment Of Outstanding Balance Of Revolving Credit Facility [Member] | Two Thousand Twenty One Credit Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument unused borrowing capacity									$ 1,750
Major business combination [member] | CEMEX Holdings Philippines, Inc. [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of ordinary shares								1,614,000,000
Percentage of acquisition of ordinary shares								89.86%